Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 147,401,210.90
Previously Paid Amount
Total Fee Amount	20,356.11
Total Offset Amount
Net Fee	$ 20,356.11